Organization and Basis of Presentation	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
ESAB Corporation (the “Company”) is a Delaware corporation, and since its organization on May 19 2021, a wholly owned subsidiary of Colfax Corporation (“Colfax” or “Parent”). On May 19, 2021, in connection with the organization of ESAB Corporation, Colfax subscribed for 100 shares of common stock of ESAB Corporation.
On March 4, 2021, Colfax announced its intention to spin off its existing Fabrication Technology business (“FabTech”) into a separate publicly-traded company. The spin-off
is targeted to be completed near the end of the first quarter of 2022 through a tax-free
pro rata distribution of 90% of the common stock of FabTech business (the “Distribution”) to Colfax shareholders. The Company is anticipated to become the new parent company of FabTech upon completion of the Distribution.
While, subject to satisfaction of certain conditions, Colfax currently intends to effect the separation of FabTech through a distribution of shares of ESAB Corporation, Colfax has no obligation to pursue or consummate any separation of FabTech, including dispositions of its ownership interest in ESAB Corporation, by any specified date or at all. The conditions to the distribution may not be satisfied, Colfax may decide not to consummate the separation and the distribution even if the conditions are satisfied or Colfax may decide to waive one or more of these conditions and consummate the separation and distribution even if all of the conditions are not satisfied. There can be no assurance whether or when any such transaction will be consummated or as to the final terms of any such transaction.
On December 14, 2021, ESAB International Holdings, a wholly owned subsidiary of the Company, was established. The Company subscribed for 100 shares of common stock of ESAB International Holdings.
On December 29, 2021, in anticipation of the Distribution, certain subsidiaries of FabTech were transferred into the ownership of the Company in a common-control transaction. These subsidiaries, which operate in Peru and Colombia, are fully included in the combined financial results of the Fabrication Technology business of Colfax Corporation.
The accompanying consolidated financial statements presents the historical financial position of ESAB Corporation in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

1. Organization and Basis of Presentation
ESAB Corporation (“ESAB” or the “Company”) is a world leader in fabrication and gas control technology, providing our partners with advanced equipment, consumables, gas control equipment, robotics, and digital solutions, which enable the everyday and extraordinary work that shapes our world. The Company’s products are utilized to solve challenges in a wide range of industries, including cutting, joining and automated welding. The Company conducts its operations through two reportable segments. These segments consist of the “Americas,” which includes operations in North America and South America, and “EMEA & APAC,” which includes Europe, Middle East, India, Africa and Asia Pacific. Historically, these businesses had operated as part of Enovis Corporation’s (“Former Parent” or “Enovis”) Fabrication Technologies reportable segment.
The C
om
pany’s fiscal year ends December 31. The Company’s first three quarters end on the last business day of the 13 th
week after the end of the prior quarter. As used herein, the third quarter results for 2022 and 2021 refer to the
13-week
periods ended September 30, 2022 and October 1, 2021, respectively.
Separation from Enovis
On January 31, 2022, all remaining legal entities which were part of the Fabrication Technology segment of the Former Parent along with certain entities that were part of the Corporate segment of the Former Parent became subsidiaries of ESAB through a legal entity restructuring. This reorganization resulted in the inclusion of the following items in ESAB for the three months ending April 1, 2022:

•	Certain operating entities that form the historical Fabrication Technology business.

•
Certain entities which historically have been a part of the Former Parent’s Corporate reportable segment, including components of the Former Parent’s legal, human resources, tax and other finance functions that served the entirety of the Former Parent.

•
Certain entities relating to the Former Parent’s previously divested Fluid Handling businesses which hold certain asbestos assets, liabilities, costs and insurance recoveries related to the asbestos obligations of these legacy industrial businesses. Refer to Note 2, “Discontinued Operations” and Note 13, “Commitments and Contingencies” for additional information.

•
Certain pension plan assets and liabilities due to transfer of sponsorship of two U.S. defined benefit plans and a U.S. other post-retirement benefit plan from the Former Parent to ESAB as of March 21, 2022. Refer to Note 8, “Benefit Plans” for additional information on the benefit plans transferred to ESAB.

The above items, with the exception of the operating entities that form the Fabrication Technology business, were not previously included in the Company’s 2019 to 2021 historical carve-out
financial statements. These historical
carve-out
financial statements in ESAB’s Registration Statement on Form
10-12B/A
filed with the SEC on March 17, 2022 (the “Form 10”), were presented on a combined basis. Such basis of accounting differences before and after the legal entity contributions may impact the comparability between periods in these Consolidated and Combined Condensed Financial Statements.
ESAB Corporation, which was incorporated on May 19, 2021, became the new ultimate parent company for the Former Parent’s Fabrication Technology business during the three months ended April 1, 2022.
On April 4, 2022 (the “Distribution Date”), Colfax Corporation (“Colfax” or the “Former Parent”) completed the spin-off
of Colfax’s Fabrication Technology business and certain other corporate entities as described above, through a
tax-free,
pro rata distribution (the “Distribution”) of 90% of the outstanding common stock of ESAB to Colfax stockholders (the “Separation”). To effect the Separation, each Colfax stockholder of record as of close of business on March 23, 2022 received one share of ESAB common stock for every three shares of Colfax common stock held on the record date. Upon completion of the Distribution, Colfax changed its name to Enovis Corporation and continued to hold 10% of the outstanding common stock of ESAB. Enovis is expected to divest the 10% retained shares in ESAB within 12 months after the Distribution Date.
In connection with the Separation, on April 4, 2022, ESAB and Enovis entered into a separation and distribution agreement as well as various other related agreements (collectively the “Agreements”) that govern the Separation and the relationships between the parties going forward, including a transition services agreement, an employee matters agreement, a tax matters agreement, an intellectual property matters agreement, and license agreement for the ESAB Business Excellence System (“EBX”).
In conjunction with the Separation on April 4, 2022, the Company entered into a credit agreement (the “Credit Agreement”). The Company drew down $1.2 billion under the Credit Agreement and used these proceeds to make payments to Enovis of $1.2 billion, which was used as part of the consideration for the contribution of certain assets and liabilities to the Company by Enovis in connection with the Separation. The Company entered into interest rate swap agreements and cross-currency swap agreements to manage exposures to currency exchange rates and interest rates arising from these credit facilities; refer to Note 9 “Debt” and Note 10 “Derivatives” for additional information.
On May 12, 2022, ESAB declared a quarterly cash dividend of $0.05 per share of the Company’s common stock. The dividend of $3.0 million was paid to stockholders
of record on July 1, 2022. On September 15, 2022 ESAB announced that the Board of Directors had declared a quarterly cash dividend of $0.05 per share of the Company’s common stock to stockholders
of record on September 30, 2022, payable on October 14, 2022. The dividend of $3.0 million is included in Accrued liabilities in the Consolidated Balance Sheet at September 30, 2022.
Russia and Ukraine Conflict
The invasion of Ukraine by Russia and the sanctions imposed in response to this crisis have increased the level of economic and political uncertainty. On April 25, 2022, ESAB announced that the Company may be required to transition out of its business in Russia and are evaluating options and possible timing for this transition. ESAB continues to fulfill current contractual obligations while addressing applicable laws and regulations. For the three and nine months ended September 30, 2022, Russia represented approximately 7% and 6% of the Company’s total revenue, and approximately $7 million and $14 million of its Net Income, respectively. Russia also has approximately 6% of the Company’s total net assets excluding any goodwill allocation as of September 30, 2022. In case of the disposition of the Russia business, a portion of goodwill will need to be allocated and disposed of in the relative fair value attributable to the Russia business. Russia has a cumulative translation loss of approximately $50 million as of September 30, 2022, which could be realized upon a transition. To cover credit risks related to Russian and Ukrainian operations, ESAB increased the allowance on receivables by approximately $4 million during the nine months ended September 30, 2022. The Company is closely monitoring the developments in Ukraine and Russia. Changes in laws and regulations or other factors impacting the Company’s ability to fulfill contractual obligations could have an adverse effect on the results of operations
.

Basis of Presentation
The accompanying Consolidated and Combined Condensed Financial Statements present the Company’s historical financial position, results of operations, changes in equity and cash flows in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The combined condensed financial statements for periods prior to the Separation were derived from Enovis’s consolidated financial statements and accounting records and prepared in accordance with GAAP for the preparation of carved-out
combined financial statements. Through the date of the Separation, all revenues and costs as well as assets and liabilities directly associated with ESAB have been included in the combined financial statements. Prior to the Separation, the combined condensed financial statements also included allocations of certain general, administrative, sales and marketing expenses from Enovis’s corporate office and from other Enovis businesses to the Company and allocations of related assets, liabilities, and the Former Parent’s investment, as applicable. The allocations were determined on a reasonable basis, however, the amounts are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company been an entity that operated independently of Enovis during the applicable periods. Related party allocations prior to the Separation, including the method for such allocation, are discussed further in Note 15, “Related Party Transactions.”
Following the Separation, the consolidated financial statements include ESAB and its wholly-owned subsidiaries and no longer include any allocations of expenses from Enovis. Accordingly:

•
The Consolidated Balance Sheet as of September 30, 2022, consists of the consolidated balances of ESAB, while the Combined Condensed Balance Sheet as of December 31, 2021, consists of the combined balances of the former Fabrication Technology business of Enovis.

•
The Consolidated and Combined Condensed Statement of Operations and Statement of Comprehensive Income for the nine months ended September 30, 2022 consist of the consolidated results of ESAB for the six months ended September 30, 2022 and the combined results of the former Fabrication Technology business of Enovis and the certain entities discussed in the “Separation from Enovis” section above for the three months ended April 1, 2022. The Combined Condensed Statement of Operations and Statement of Comprehensive Income for the three and nine months ended October 1, 2021 consist of the combined results of the former Fabrication Technology business of Enovis.

•
The Consolidated and Combined Condensed Statement of Changes in Equity for the nine months ended September 30, 2022 consists of the consolidated activities of ESAB for the six months ended September 30, 2022 and the combined activity of the former Fabrication Technology business of Enovis and the certain entities discussed in the “Separation from Enovis” section above for the three months ended April 1, 2022. The Combined Condensed Statements of Changes in Equity for the three and nine months ended October 1, 2021 consist of the combined activity of the former Fabrication Technology business of Enovis.

•
The Consolidated and Combined Condensed Statement of Cash Flows for the nine months ended September 30, 2022 consists of the consolidated activities of ESAB for the six months ended September 30, 2022 and the combined activity of ESAB and the former Fabrication Technology business of Enovis and the certain entities discussed in the “Separation from Enovis” section above for the three months ended April 1, 2022. The Combined Condensed Statement of Cash Flows for the three and nine months ended October 1, 2021 consist of the combined activity of the former Fabrication Technology business of Enovis.

The Consolidated and Combined Condensed Financial Statements of ESAB for the three and nine months ended October 1, 2021 and the three months ended April 1, 2022 may not be indicative of the Company’s results had it been a separate stand- alone entity throughout the periods presented, nor are the results stated herein indicative of what the Company’s financial position, results of operations and cash flows may be in the future.
Prior to the Separation, the Company was dependent on the Former Parent for all of its working capital and financing requirements under Enovis’s centralized approach to cash management and financing of its operations. With the exception of cash, cash equivalents and borrowings clearly associated with ESAB and related to the Separation, financing transactions relating to the Company during the period prior to the Separation were accounted for through the Former Parent’s investment account of the Company. Accordingly, none of Enovis’s cash, cash equivalents or debt at the corporate level has been assigned to the Company in these financial statements.
Former Parent’s Investment, which included retained earnings, represented Enovis’s interest in the recorded net assets of the Company. All significant transactions between the Company and the Former Parent prior to the Separation have been included in the accompanying Financial Statements. Transactions with the Former Parent are reflected in the accompanying Consolidated and Combined Condensed Statements of Equity as “Transfers from Former Parent, net” and in the accompanying Consolidated and Combined Condensed Balance Sheets within “Former Parent’s investment”.
The Consolidated and Combined Condensed Financial Statements reflect, in the opinion of management, all adjustments, which consist solely of normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations as of and for the periods indicated. Intercompany transactions and accounts are eliminated in consolidation.
The Company makes certain estimates and assumptions in preparing its Consolidated and Combined Condensed Financial Statements in accordance with GAAP. These estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the Consolidated and Combined Condensed Financial Statements and the reported amounts of revenues and expenses for the periods presented. Actual results may differ from those estimates.
In the normal course of business, the Company incurs research and development costs related to new product development which are expensed as incurred and included in Selling, general and administrative expenses on the Company’s Consolidated and Combined Condensed Statements of Operations. Research and development costs were $8.0 million and $27.1 million during the three and nine months ended September 30, 2022, respectively, and $9.1 million and $28.9 million during the three and nine months ended October 1, 2021, respectively.
In addition to the factors discussed elsewhere in this Form
10-Q,
the results of operations for the three and nine months ended September 30, 2022, are not necessarily indicative of the results of operations that may be achieved for the full year. Quarterly results are affected by seasonal variations in the Company’s businesses, and European operations typically experience a slowdown during the July, August and December holiday seasons. Since 2020, these historical seasonality trends have been impacted by the worldwide spread of a novel coronavirus disease
(“COVID-19”).
These Consolidated and Combined Condensed Financial Statements included in this quarterly report have been prepared by the Company in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) in conformity with GAAP, for the preparation of the Consolidated and Combined Condensed Financial Statements and are unaudited. Certain financial information that is normally included in annual financial statements prepared in accordance with GAAP, but that is not required for interim reporting purposes, has been omitted. The accompanying interim Consolidated and Combined Condensed Financial Statements and the related notes should be read in conjunction with the Company’s Combined Financial Statements and related notes included in the Company’s Form 10.